Vessels (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Schedule of Vessels

December 31, 2016	Cost	Accumulated depreciation	Net book value
Vessels	$6,126,220	$1,548,553	$4,577,667
Vessels under construction	306,182	—	306,182
Vessels	$6,432,402	$1,548,553	$4,883,849

December 31, 2015	Cost	Accumulated depreciation	Net book value
Vessels	$6,149,625	$1,080,396	$5,069,229
Vessels under construction	209,119	—	209,119
Vessels	$6,358,744	$1,080,396	$5,278,348